Related-Party Transactions (Details Textual) - USD ($) $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 20, 2016	Jul. 19, 2016	Sep. 30, 2016	Sep. 30, 2015	Jul. 19, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Subordinated Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage			16.00%
Repayments of Subordinated Debt			$ 23,600
Predecessor [Member]
Related Party Transaction, Expenses from Transactions with Related Party		$ 71		$ 300	$ 671	$ 900
Limbach Management Holding Company, LLC [Member]
Due to Related Parties							$ 0	$ 0
Repayments of Related Party Debt	$ 1,000
Limbach Management Holding Company, LLC [Member] | Predecessor [Member]
Proceeds from Contributed Capital		$ 4,000					$ 4,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%			6.00%		6.00%
Revenue from Related Parties							$ 50	100
Limbach Management Holding Company, LLC [Member] | Predecessor [Member] | Notes Payable, Other Payables [Member]
Proceeds from Contributed Capital		$ 1,000					1,000
FdG Associates LLC [Member] | Predecessor [Member]
Revenue from Related Parties							250	$ 500
Due to Related Parties							250
LMHC [Member] | Predecessor [Member]
Due to Related Parties							$ 50